Secured Borrowings (Schedule Of Nord LB Facility) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instruments
Outstanding principal balance	$ 2,600,000,000
Notes payable, net	2,254,705,000	2,052,412,000
Nord LB Facility [Member]
Debt Instruments
Outstanding principal balance	452,371,000	508,942,000
Unamortized debt discount	(11,915,000)	(18,225,000)
Notes payable, net	$ 440,456,000	$ 490,717,000